Expense Example - Eaton Vance VT Floating-Rate Income Fund	Initial Class 1 Year	Initial Class 3 Years	Initial Class 5 Years	Initial Class 10 Years	ADV Class 1 Year	ADV Class 3 Years	ADV Class 5 Years	ADV Class 10 Years	Institutional Class 1 Year	Institutional Class 3 Years	Institutional Class 5 Years	Institutional Class 10 Years
USD ($)	121	378	654	1,443	96	300	520	1,155	64	202	351	786